Employee benefits - Summary of Fair Value Of Plan Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets as of January 1	€ (1,414)
Fair value of plan assets as of December 31	(2,966)	€ (1,414)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets as of January 1	20,814	13,086
Interest income on plan assets	196	267
Contributions by the employer	922	743
Contributions by plan participants	813	634
Benefits (paid) deposited	(1,222)	3,149
Return on plan assets excl. interest income	1,117	2,531
Exchange rate (loss) gain	(152)	404
Fair value of plan assets as of December 31	€ 22,488	€ 20,814